Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) SecurityLoan	Dec. 31, 2020 USD ($) SecurityLoan	Dec. 31, 2019 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	9,771	8,729	10,863
Amount Defaulted | $	$ 128	$ 220	$ 266
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	1,084	1,148	1,040
Amount Defaulted | $	$ 32	$ 80	$ 46
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	16	50	36
Amount Defaulted | $	$ 7	$ 30	$ 24
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	81	38	137
Amount Defaulted | $	$ 9	$ 5	$ 15
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	714	307	380
Amount Defaulted | $	$ 11	$ 4	$ 10
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	7,700	6,688	8,273
Amount Defaulted | $	$ 43	$ 35	$ 40
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	9,595	8,231	9,866
Amount Defaulted | $	$ 102	$ 154	$ 135
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	176	498	997
Amount Defaulted | $	$ 26	$ 66	$ 131